Property and Equipment Net (Details 1)	12 Months Ended
	Dec. 31, 2012 Minibar	Dec. 31, 2011 Minibar
Summary of number of minibars owned by HOMI
Number of Minibars Operated	9,480	10,047
HOMI Israel Ltd. (1),(3) [Member]
Summary of number of minibars owned by HOMI
Area	Israel	Israel
Number of Minibars Operated	4,692	4,361
HOMI USA, Inc. and HOMI Canada, Inc. (1),(3) [Member]
Summary of number of minibars owned by HOMI
Area	U.S.A. and Canada	U.S.A. and Canada
Number of Minibars Operated	3,289	4,187
HOMI Europe SARL (1), (2) ,(3) [Member]
Summary of number of minibars owned by HOMI
Area	Europe	Europe
Number of Minibars Operated	1,499	1,499